Investment securities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Investment securities disclosures
Securities available-for-sale	SFr 2,489	SFr 3,090
Total investment securities	2,489	3,090
Bank
Investment securities disclosures
Securities available-for-sale	2,192	2,698
Total investment securities	SFr 2,192	SFr 2,698